UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2011

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Lucas Capital Management LLC
Address:    2 Bridge Ave.
                  Red Bank NJ 07701

Form 13F File Number:  028-11284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Julie Gouveia
Title:         Chief Compliance Officer
Telephone: 732-758-1004

Signature, Place and Date of Signing:

Julie Gouveia     Red Bank NJ 07704  July 19, 2011

Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:   117

Form 13F Information Table Value Total:  340,953


Lucas Capital Management LLC		6/30/2011

Name of Issuer	          	 Title ofCUSIP No.	Market	Shares	Sh/	Investment Discretion	Voting Authority
	                  	 Class		        Value 		Other	Sole	Shared	None	Sole	Shared	None
			                                *1000


AT&T				Com	00206R102	3022	96,224	Sh	96,224			96,224
ALLIANCE WRLD DLLR GOVT FD II	Com	01879R106	365	23,830	Sh	23,830			23,830
ALLIANCEBERNSTEIN INCOME FD INC	Com	01881E101	88	11,196	Sh	11,196			11,196
APACHE CORPORATION		Com	037411105	8107	65,700	Sh	65,700			65,700
APPLE COMPUTER INC		Com	037833100	4352	12,964	Sh	12,964			12,964
B&G FOODS-A			Com	05508R106	596	28,883	Sh	28,883			28,883
BHP BILLITON SP ADR		ADR	05545E209	1569	20,000	Sh	20,000			20,000
BANK OF AMERICA			Com	060505104	197	17,978	Sh	17,978			17,978
BARRICK GOLD			Com	067901108	331	7,316	Sh	7,316			7,316
BAYTEX ENERGY CORP		Com	07317Q105	521	9,575	Sh	9,575			9,575
BERKSHIRE HATHAWAY INC DEL	Com	084670702	399	5,150	Sh	5,150			5,150
BHP BILLITON ADR		ADR	088606108	13259	140,112	Sh	140,112			140,112
BREITBURN ENERGY PARTNERS, LP	Unit LP	106776107	1713	88,050	Unit	88,050			88,050
BRISTOL MYERS SQUIB		Com	110122108	2324	80,258	Sh	80,258			80,258
CANADIAN NATURAL RESOURCES LTD	Com	136385101	13993	334,290	Sh	334,290			334,290
CANADIAN PACIFIC RAILWAY	Com	13645T100	243	3,903	Sh	3,903			3,903
CATERPILLAR INC			Com	149123101	2011	18,890	Sh	18,890			18,890
CELGENE CORP			Com	151020104	241	4,000	Sh	4,000			4,000
CENOVUS ENERGY INC COM		Com	15135U109	9807	260,400	Sh	260,400			260,400
CHESAPEAKE ENERGY		Com	165167107	10376	349,465	Sh	349,465			349,465
CHEVRON CORP			Com	166764100	5200	50,568	Sh	50,568			50,568
CHICAGO BDGE & IRON CO		Com	167250109	498	12,800	Sh	12,800			12,800
CHINA FUND INC			Com	169373107	1011	32,351	Sh	32,351			32,351
CISCO SYSTEMS INC		Com	17275R102	170	10,900	Sh	10,900			10,900
CITIGROUP INC			Com	172967101	432	10,379	Sh	10,379			10,379
DNP SELECT INCOME FUND		Com	23325P104	115	11,471	Sh	11,471			11,471
DEERE & CO			Com	244199105	200	2,426	Sh	2,426			2,426
DORCHESTER MINERALS LP		Unit LP	25820R105	19368	719,729	Unit	719,729			719,729
DU PONT EI DE NEMOURS & CO	Com	263534109	1281	23,701	Sh	23,701			23,701
DUN & BRADSTREET CORP		Com	26483E100	347	4,600	Sh	4,600			4,600
EAGLE BANCORP			Com	268948106	255	19,137	Sh	19,137			19,137
ENBRIDGE ENERGY PARTNERS LP A	Unit LP	29250R106	492	16,350	Unit	16,350			16,350
ENERGY TRANSFER PARTNERS LP	Unit LP	29273R109	8894	181,990	Unit	181,990			181,990
ENERGY TRANSFER EQUITY LP	Unit LP	29273V100	1612	35,850	Unit	35,850			35,850
ENERPLUS RESOURCES, LTD		Com	292766102	6865	217,233	Sh	217,233			217,233
EXXON MOBIL CORP		Com	30231G102	12052	148,098	Sh	148,098			148,098
FOREST OIL CORP			Com	346091705	2938	110,000	Sh	110,000			110,000
FREEPORT MCMORAN COPPER & GOLD	Com	35671D857	2498	47,230	Sh	47,230			47,230
GARTNER CROUP INC		Com	366651107	302	7,500	Sh	7,500			7,500
GENERAL ELECTRIC		Com	369604103	994	52,702	Sh	52,702			52,702
GENESIS ENERGY LP		Unit LP	371927104	804	29,500	Unit	29,500			29,500
GLOBECOMM SYSTEMS INC		Com	37956X103	632	40,600	Sh	40,600			40,600
GOLDCORP INC			Com	380956409	742	15,379	Sh	15,379			15,379
GOOGLE INC			Com	38259P508	235	465	Sh	465			465
GREATER CHINA FUND INC		Com	39167B102	382	30,083	Sh	30,083			30,083
HECLA MINING COMPANY		Com	422704106	78	10,087	Sh	10,087			10,087
HOVNANIAN ENTERPRISES INC	Com	442487203	81	33,791	Sh	33,791			33,791
INDIA FUND			Com	454089103	1900	62,700	Sh	62,700			62,700
IBM CORP			Com	459200101	4327	25,225	Sh	25,225			25,225
INVESCO VAN KAMPEN TR INVT 	Com	46131T101	280	20,025	Sh	20,025			20,025
ISHS MSCI EAFE FUND		Com	464287465	584	9,716	Sh	9,716			9,716
ISHARES S&P N AMERICAN TECH	Com	464287549	302	4,860	Sh	4,860			4,860
ISHARES DOW JONES US MEDICAL	Com	464288810	1229	18,355	Sh	18,355			18,355
ISHARES SILVER TRUST		Com	46428Q109	4047	119,580	Sh	119,580			119,580
JP MORGAN CHASE & CO		Com	46625H100	400	9,777	Sh	9,777			9,777
JOHNSON & JOHNSON INC		Com	478160104	4250	63,894	Sh	63,894			63,894
LEAPFROG ENTERPRISES INC CL A	Com	52186N106	42	10,000	Sh	10,000			10,000
LEGACY RESERVES LP		Unit LP	524707304	658	22,150	Unit	22,150			22,150
MFS MULTIMARKET INCOME TRUST	UBI	552737108	187	27,448	Unit	27,448			27,448
MAGELLAN MIDSTREAM PARTNERS LP	Unit LP	559080106	4838	81,000	Unit	81,000			81,000
MAGNUM HUNTER RESOURCES CORP	Com	55973B102	1155	45,200	Sh	45,200			45,200
MARKET VECTORS ETF TR GOLD	Gold 	57060U100	873	16,000	Sh	16,000			16,000
MEDCO HEALTH SOLUTIONS INC	Com	58405u102	363	6,427	Sh	6,427			6,427
MERCK & CO INC			Com	58933Y105	360	10,189	Sh	10,189			10,189
MESA ROYALTY TRUST UBI		UBI	590660106	275	6,100	Unit	6,100			6,100
MOSAIC INC			Com	61945A107	218	3,225	Sh	3,225			3,225
NATIONAL OILWELL VARCO INC	Com	637071101	3911	50,000	Sh	50,000			50,000
NATURAL RESOURCE PARTNERS LP	Unit LP	63900P103	2492	75,125	Unit	75,125			75,125
NEUBERGER BERMAN REAL ESTATE 	Com	64190A103	57	13,209	Sh	13,209			13,209
NOBLE ENERGY CORP		Com	655044105	6570	73,300	Sh	73,300			73,300
NORFOLK SOUTHERN CORP		Com	655844108	206	2,750	Sh	2,750			2,750
NORTH EUROPEAN OIL ROYAL	UBI	659310106	17884	542,111	Unit	542,111			542,111
NORTHERN OIL & GAS INC		Com	665531109	9812	443,000	Sh	443,000			443,000
NUSTAR ENERGY LP		Unit LP	67058H102	1341	20,735	Unit	20,735			20,735
OASIS PETE INC NEW		Com	674215108	742	25,000	Sh	25,000			25,000
OCCIDENTAL PETROLEUM CORP	Com	674599105	22452	215,800	Sh	215,800			215,800
ONEOK PARNERS LP		Unit LP	68268N103	512	6,000	Unit	6,000			6,000
ORACLE SYSTEMS CORP		Com	68389X105	2031	61,709	Sh	61,709			61,709
ORBCOMM INC			Com	68555P100	128	41,000	Sh	41,000			41,000
PNC FINANCIAL SERVICES GROUP 	Com	693475105	298	5,000	Sh	5,000			5,000
PANHNDLE OIL & GAS INC		Com	698477106	2324	78,800	Sh	78,800			78,800
PENN WEST PETROLEUM LTD		Com	707887105	203	8,779	Sh	8,779			8,779
PETROLEO BRASILEIRO SA 		Com	71654V408	2030	59,950	Sh	59,950			59,950
PETROLEUM DEV CORP		Com	716578109	1496	50,000	Sh	50,000			50,000
PFIZER INC			Com	717081103	252	12,252	Sh	12,252			12,252
PHILIP MORRIS INTERNATIONAL INC	Com	718172109	309	4,632	Sh	4,632			4,632
PIMCO CORPORATE OPPORTUNITY 	Com	72201B101	366	17,700	Sh	17,700			17,700
PIONEER NATURAL RESOURCES CO	Com	723787107	3592	40,100	Sh	40,100			40,100
PLAINS ALL AMERICAN PIPELINE LP	Unit LP	726503105	4742	74,100	Unit	74,100			74,100
PLAINS EXPLORATION & PRODUCTION	Com	726505100	5499	144,264	Sh	144,264			144,264
POTASH CORP SASKATCHEWAN	Com	73755L107	474	8,310	Sh	8,310			8,310
POWERSHARES QQQ TR UNIT SER 1	Com	73935A104	539	9,447	Sh	9,447			9,447
PROCTER & GAMBLE CO		Com	742718109	710	11,173	Sh	11,173			11,173
PROSHRS ULTRASHORT 20+ YEAR	Com	74347R297	3014	87,325	Sh	87,325			87,325
QUALCOMM INC			Com	747525103	1419	24,990	Sh	24,990			24,990
ROYAL BANK OF SCOTLAND SER L	Com	780097788	190	10,440	Sh	10,440			10,440
ROYAL DUTCH SHELL PLC CL B	Com	780259107	10235	142,650	Sh	142,650			142,650
SPDR GOLD TR			Com	78463V107	4638	31,770	Sh	31,770			31,770
SABINE ROYALTY TRUST		UBI	785688102	9077	142,409	Sh	142,409			142,409
SANDRIDGE ENERGY INC		Com	80007P307	494	46,300	Sh	46,300			46,300
SANDRIDGE MISSISSIPPIAN TRUST	UBI	80007T101	10302	389,487	Sh	389,487			389,487
SASOL LTD SP ADR		ADR	803866300	319	6,030	Sh	6,030			6,030
SHAW GROUP INC			Com	820280105	471	15,600	Sh	15,600			15,600
SILVER STANDARD RESOURCES INC	Com	82823L106	235	8,800	Sh	8,800			8,800
SIMS METAL MANAGEMENT LTD	Com	829160100	1318	69,417	Sh	69,417			69,417
STAR SCIENTIFIC INC		Com	85517P101	265	58,800	Sh	58,800			58,800
SUNCOR ENERGY			Com	867224107	15628	399,700	Sh	399,700			399,700
TALISMAN ENERGY INC		Com	87425E103	3599	175,650	Sh	175,650			175,650
TOTAL SA ADR			ADR	89151E109	2262	39,100	Sh	39,100			39,100
ULTRA PETROLEUM CORP		Com	903914109	1959	42,763	Sh	42,763			42,763
UNILEVER SP ADR			ADR	904767704	510	15,750	Sh	15,750			15,750
VERIZON COMMUNICATIONS INC	Com	92343V104	354	9,505	Sh	9,505			9,505
WHITING PETROLEUM CORP		Com	966387102	3830	67,300	Sh	67,300			67,300
YPF SA SPONS ADR		ADR	984245100	10447	231,900	Sh	231,900			231,900
ASA GOLD AND PRECIOUS METALS L	Com	G3156P103	278	3,489	Sh	3,489			3,489
TRANSATLANTIC PETROLEUM LTD	Com	G89982105	833	490,000	Sh	490,000			490,000
XOMA LTD			Com	G9825R206	24	10,000	Sh	10,000			10,000
       Total						340953
